Exhibit 99

  Ford Credit Auto Owner Trust 2006-A
  Monthly Investor Report


  Collection Period                                                                                                  February, 2006
  Payment Date                                                                                                            3/15/2006
  Transaction Month                                                                                                               1

  Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

  I. ORIGINAL DEAL PARAMETERS                                                                               Weighted Avg Remaining
  ---------------------------
                                                        Dollar Amount           # of Receivables                     Term at Cutoff
  Initial Pool Balance                              $3,164,999,892.01                    187,903                          52 months
  Original Securities:                                  Dollar Amount         Note Interest Rate               Legal Final Maturity
   Class A-1 Notes                                    $540,000,000.00                    4.7248%                  November 15, 2006
   Class A-2 A Notes                                  $500,000,000.00                     5.040%                 September 15, 2008
   Class A-2 B Notes                                  $549,951,000.00                     4.580%                 September 15, 2008
   Class A-3 Notes                                    $901,239,000.00                     5.050%                     March 15, 2010
   Class A-4 Notes                                    $316,809,000.00                     5.070%                  December 15, 2010
   Class B Notes                                       $88,674,000.00                     5.290%                     April 15, 2011
   Class C Notes                                       $59,116,000.00                     5.480%                 September 15, 2011
   Class D Notes                                       $59,116,000.00                     7.210%                    August 15, 2012
                                                       --------------
      Total                                         $3,014,905,000.00

  II. AVAILABLE FUNDS
  -------------------
  Interest:
   Interest Collections                                                                                              $16,663,608.18

  Principal:
   Principal Collections                                                                                             $68,552,235.90
   Prepayments in Full                                                                                               $59,722,354.22
   Liquidation Proceeds                                                                                                  $23,457.77
   Recoveries                                                                                                                 $0.00
                                                                                                                              -----
     Sub Total                                                                                                      $128,298,047.89
                                                                                                                    ---------------
  Collections                                                                                                       $144,961,656.07

  Purchase Amounts:
   Purchase Amounts Related to Principal                                                                              $1,081,163.16
   Purchase Amounts Related to Interest                                                                                   $6,940.83
                                                                                                                          ---------
     Sub Total                                                                                                        $1,088,103.99

  Clean-up Call                                                                                                               $0.00
                                                                                                                              -----
  Available Collections                                                                                             $146,048,029.06

  Reserve Account Draw Amount                                                                                                 $0.00
  Net Swap Receipt - Tranche A-2b                                                                                             $0.00
                                                                                                                              -----
  Available Funds                                                                                                   $146,048,029.06







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



  Ford Credit Auto Owner Trust 2006-A
  Monthly Investor Report

  Collection Period                                                                                                  February, 2006
  Payment Date                                                                                                            3/15/2006
  Transaction Month                                                                                                               1

   III. DISTRIBUTIONS
   ------------------
   Available Funds
                                                                                                       Carryover          Remaining
                                            Calculated Amount             Amount Paid     Shortfall    Shortfall    Available Funds

   Owner Trustee Fees and Expenses                      $0.00                   $0.00         $0.00        $0.00    $146,048,029.06
   Indenture Trustee Fees and                           $0.00                   $0.00         $0.00        $0.00    $146,048,029.06
   Servicing Fee                                $2,637,499.91           $2,637,499.91         $0.00        $0.00    $143,410,529.15
   Net Swap Payment - Tranche A-2 B               $296,286.10             $296,286.10         $0.00        $0.00    $143,114,243.05
   Interest - Class A-1 Notes                   $1,488,312.00           $1,488,312.00         $0.00        $0.00    $141,625,931.05
   Interest - Class A-2 A Notes                 $1,610,000.00           $1,610,000.00         $0.00        $0.00    $140,015,931.05
   Interest - Class A-2 B Notes                 $1,469,285.76           $1,469,285.76         $0.00        $0.00    $138,546,645.29
   Interest - Class A-3 Notes                   $2,907,747.50           $2,907,747.50         $0.00        $0.00    $135,638,897.79
   Interest - Class A-4 Notes                   $1,026,197.15           $1,026,197.15         $0.00        $0.00    $134,612,700.64
   Swap Termination Payment                             $0.00                   $0.00         $0.00        $0.00    $134,612,700.64
   First Priority Principal Payment                     $0.00                   $0.00         $0.00        $0.00    $134,612,700.64
   Interest - Class B Notes                       $299,693.49             $299,693.49         $0.00        $0.00    $134,313,007.15
   Second Priority Principal Payment           $62,487,586.11          $62,487,586.11         $0.00        $0.00     $71,825,421.04
   Interest - Class C Notes                       $206,971.68             $206,971.68         $0.00        $0.00     $71,618,449.36
   Third Priority Principal Payment            $59,116,000.00          $59,116,000.00         $0.00        $0.00     $12,502,449.36
   Interest - Class D Notes                       $272,311.29             $272,311.29         $0.00        $0.00     $12,230,138.07
   Reserve Account Deposit                              $0.00                   $0.00         $0.00        $0.00     $12,230,138.07
   Regular Principal Payment                  $418,396,413.89          $12,230,138.07         $0.00        $0.00              $0.00
   Additional Trustee Fees and                          $0.00                   $0.00         $0.00        $0.00              $0.00
   Residual Released to Depositor                       $0.00                   $0.00         $0.00        $0.00              $0.00
                                                                                -----

   Total                                                              $146,048,029.06

                                                              Principal Payment:

                                                                     First Priority Principal Payment                         $0.00
                                                                     Second Priority Principal Payment               $62,487,586.11
                                                                     Third Priority Principal Payment                $59,116,000.00
                                                                     Regular Principal Payment                       $12,230,138.07
                                                                                                                     --------------

                                                                     Total                                          $133,833,724.18


   IV. NOTEHOLDER PAYMENTS
   -----------------------

                          Noteholder Principal Payments      Noteholder Interest Payments                 Total Payment
                                   Actual   Per $1,000 of            Actual   Per $1,000 of               Actual     Per $1,000 of
                                                 Original                          Original                        Original Balance
                                                  Balance                           Balance
   Class A-1 Notes        $133,833,724.18          $247.84    $1,488,312.00            $2.76     $135,322,036.18            $250.60
   Class A-2 A Notes                $0.00            $0.00    $1,610,000.00            $3.22       $1,610,000.00              $3.22
   Class A-2 B Notes                $0.00            $0.00    $1,469,285.76            $2.67       $1,610,000.00              $3.22
   Class A-3 Notes                  $0.00            $0.00    $2,907,747.50            $3.23       $2,907,747.50              $3.23
   Class A-4 Notes                  $0.00            $0.00    $1,026,197.15            $3.24       $1,026,197.15              $3.24
   Class B Notes                    $0.00            $0.00      $299,693.49            $3.38         $299,693.49              $3.38
   Class C Notes                    $0.00            $0.00      $206,971.68            $3.50         $206,971.68              $3.50
   Class D Notes                    $0.00            $0.00      $272,311.29            $4.61         $272,311.29              $4.61
                                    -----            -----      -----------            -----         -----------              -----

   Total                  $133,833,724.18           $44.39    $9,280,518.87            $3.08     $143,114,243.05             $47.47




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  Ford Credit Auto Owner Trust 2006-A
  Monthly Investor Report

  Collection Period                                                                                                  February, 2006
  Payment Date                                                                                                            3/15/2006
  Transaction Month                                                                                                               1

   V. NOTE BALANCE AND POOL INFORMATION
   ------------------------------------
                                                   Beginning of Period                                End of Period
                                                        Balance           Note Factor                  Balance          Note Factor
   Class A-1 Notes                              $540,000,000.00             1.0000000          $406,166,275.82            0.7521598
   Class A-2 A Notes                            $500,000,000.00             1.0000000          $500,000,000.00            1.0000000
   Class A-2 B Notes                            $549,951,000.00             1.0000000          $549,951,000.00            1.0000000
   Class A-3 Notes                              $901,239,000.00             1.0000000          $901,239,000.00            1.0000000
   Class A-4 Notes                              $316,809,000.00             1.0000000          $316,809,000.00            1.0000000
   Class B Notes                                 $88,674,000.00             1.0000000           $88,674,000.00            1.0000000
   Class C Notes                                 $59,116,000.00             1.0000000           $59,116,000.00            1.0000000
   Class D Notes                                 $59,116,000.00             1.0000000           $59,116,000.00            1.0000000
                                                 --------------             ---------           --------------            ---------

   Total                                      $3,014,905,000.00             1.0000000        $2,881,071,275.82            0.9556093

   Pool Information
    Weighted Average APR                                                        6.645%                                        6.634%
    Weighted Average Remaining Term                                              52.00                                         51.23
    Number of Receivables Outstanding                                          187,903                                       182,911
    Pool Balance                                                     $3,164,999,892.01                             $3,035,610,527.64
    Adjusted Pool Balance (Pool Balance - YSOC Amount)               $2,955,788,380.39                             $2,834,185,413.89
    Pool Factor                                                             1.0000000                                     0.9591187



  VI. OVERCOLLATERALIZATION INFORMATION
  -------------------------------------

  Specified Reserve  Balance                                                                                        $15,824,999.46
  Targeted Credit Enhancement Amount                                                                                $30,356,105.28
  Yield Supplement Overcollateralization Amount                                                                    $201,425,113.75
  Targeted Overcollateralization Amount                                                                            $215,956,219.57
  Actual Overcollateralization Amount (EOP Pool Balance -EOP  Note Balance)                                        $154,539,251.82


  VII. RECONCILIATION OF RESERVE ACCOUNT
  --------------------------------------
  Beginning Reserve Account Balance                                                                                 $15,824,999.46
  Reserve Account Deposits Made                                                                                               0.00
  Reserve Account Draw Amount                                                                                                 0.00
                                                                                                                              ----
  Ending Reserve Account Balance                                                                                    $15,824,999.46
  Change in Reserve Account Balance                                                                                          $0.00

  Specified Reserve  Balance                                                                                        $15,824,999.46









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  Ford Credit Auto Owner Trust 2006-A
  Monthly Investor Report

  Collection Period                                                                                                  February, 2006
  Payment Date                                                                                                            3/15/2006
  Transaction Month                                                                                                               1


  VIII. NET LOSSES AND DELINQUENT RECEIVABLES
  -------------------------------------------

                                                                                     # of Receivables                       Amount
  Realized Loss                                                                                   569                   $10,153.32
  (Recoveries)                                                                                      0                        $0.00
                                                                                                                             -----
  Net Losses for Current Collection Period                                                                              $10,153.32
  Cumulative Net Losses Last Collection                                                                                      $0.00
                                                                                                                             -----
  Cumulative Net Losses for all Collection Periods                                                                      $10,153.32

  Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                         0.00%

  Delinquent Receivables:

                                                           % of EOP Pool             # of Receivables                       Amount
  31-60 Days Delinquent                                             0.44%                         808               $13,986,233.12
  61-90 Days Delinquent                                             0.00%                           0                        $0.00
  91-120 Days Delinquent                                            0.00%                           0                        $0.00
  Over 120 Days Delinquent                                          0.00%                           0                        $0.00
                                                                    -----                           -                        -----

  Total Delinquent Receivables                                      0.44%                         808               $13,986,233.12

  Repossesion Inventory:

  Repossesed in the Current Collection Period                                                      21                  $427,195.26
  Total Repossesed Inventory                                                                       20                  $449,511.49

  Ratio of Net Losses to the Average Pool Balance for the Collection Period:
  Second Preceding Collection Period                                                                                       0.0000%
  Preceding Collection Period                                                                                              0.0000%
  Current Collection Period                                                                                                0.0039%
  Three Month Average                                                                                                      0.0000%

  Number of  61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
  Second Preceding Collection Period                                                                                       0.0000%
  Preceding Collection Period                                                                                              0.0000%
  Current Collection Period                                                                                                0.0000%
  Three Month Average                                                                                                      0.0000%

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